Loss per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Loss per Common Share
The following table sets forth the computation of basic and diluted loss per common share for the periods presented (in thousands, except per share amounts):

	Year Ended December 31,
	2019	2018
Numerator:
Net loss—basic and diluted	$(23,330)	$(26,615)

Denominator:
Weighted-average common shares outstanding—basic and diluted	8,712	3,558

Net loss per common share:
Basic and Diluted	$(2.68)	$(7.48)

Schedule of Potential Common Shares Issuable Pursuant to Outstanding Securities Excluded from Computation of Diluted Loss per Common Share
The following table represents the potential common shares issuable pursuant to outstanding securities as of the related period end dates that were excluded from the computation of diluted loss per common share because their inclusion would have had an anti-dilutive effect (in thousands):

	Three and Nine months ended September 30,
	2020	2019
Warrants to purchase shares of common stock	21	22
Convertible preferred stock	1,025	1,971
Options to purchase shares of common stock	757	500

Outstanding securities not included in calculations	1,803	2,493

The following table represents the potential common shares issuable pursuant to outstanding securities as of the related period end dates that were excluded from the computation of diluted loss per common share because their inclusion would have had an anti-dilutive effect (in thousands):

	As of December 31,
	2019	2018
Warrants to purchase shares of common stock	22	22
Convertible preferred stock	1,971	633
Options to purchase shares of common stock	516	416

Outstanding securities not included in calculations	2,509	1,071